PROVISIONS AND CONTINGENCIES - Breakdown of changes in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROVISIONS AND CONTINGENCIES
Additions (reversal), net	R$ 1,259,625	R$ 1,037,122
Other additions	34,946	13,697
Write-offs due to payment	(1,144,779)	(1,111,086)
Business combination - Garliava anda Vita IT	1,137,724
Interest accruals	900,073	873,378
Balances at the closing	8,610,831	6,423,242
Balances at the beginning	6,423,242	5,610,131
Current	1,878,086	702,314
Noncurrent	6,732,745	5,720,928
Labor
PROVISIONS AND CONTINGENCIES
Additions (reversal), net	340,680	205,540
Other additions	6,580	583
Write-offs due to payment	(416,784)	(319,511)
Interest accruals	122,759	100,633
Balances at the closing	540,190	486,955
Balances at the beginning	486,955	499,710
Current	217,229	206,279
Noncurrent	322,961	280,676
Tax
PROVISIONS AND CONTINGENCIES
Additions (reversal), net	168,212	282,699
Other additions	607
Write-offs due to payment	(33,260)	(118,579)
Interest accruals	200,499	183,997
Balances at the closing	2,483,427	2,147,369
Balances at the beginning	2,147,369	1,799,252
Noncurrent	2,483,427	2,147,369
Civil
PROVISIONS AND CONTINGENCIES
Additions (reversal), net	345,748	313,935
Other additions	6,261	683
Write-offs due to payment	(464,406)	(652,112)
Interest accruals	369,326	401,514
Balances at the closing	1,192,900	935,971
Balances at the beginning	935,971	871,951
Current	404,654	295,722
Noncurrent	788,246	640,249
Regulatory
PROVISIONS AND CONTINGENCIES
Additions (reversal), net	(160,025)	542,843
Write-offs due to payment	(110,057)	(20,884)
Interest accruals	152,873	256,954
Balances at the closing	1,869,035	1,986,244
Balances at the beginning	1,986,244	1,207,331
Current	104,898	200,313
Noncurrent	1,764,137	1,785,931
Contingent liabilities (PPA)
PROVISIONS AND CONTINGENCIES
Additions (reversal), net	(40,929)	(278,995)
Business combination - Garliava anda Vita IT	481,897
Interest accruals	48,506	(55,652)
Balances at the closing	978,072	488,598
Balances at the beginning	488,598	823,245
Noncurrent	978,072	488,598
Amounts to be refunded to customers
PROVISIONS AND CONTINGENCIES
Additions (reversal), net	615,750
Write-offs due to payment	(13,868)
Balances at the closing	601,882
Current	601,882
Provision for decommissioning
PROVISIONS AND CONTINGENCIES
Additions (reversal), net	(9,811)	(28,900)
Other additions	21,498	12,431
Interest accruals	6,110	(14,068)
Balances at the closing	395,902	378,105
Balances at the beginning	378,105	408,642
Noncurrent	395,902	R$ 378,105
Provision for fines for canceling lease agreements
PROVISIONS AND CONTINGENCIES
Write-offs due to payment	(106,404)
Business combination - Garliava anda Vita IT	655,827
Balances at the closing	549,423
Current	R$ 549,423